Offerings - Offering: 1	Jan. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	50,184,000
Maximum Aggregate Offering Price	$ 1,201,320,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,922.09
Offering Note	The amount in the "Amount Registered" column represents the estimated maximum number of shares of common stock, no par value, of Old National Bancorp ("Old National" and such shares, the "Old National common stock") to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of November 25, 2024, by and among Bremer Financial Corporation ("Bremer"), Old National and ONB Merger Sub, Inc. (as may be amended, the "merger agreement" and such transactions contemplated thereby, the "mergers") and is based upon the product of (x) the maximum number of shares of Class A common stock, no par value per share ("Bremer Class A Common Stock"), and Bremer Class B common stock, no par value per share ("Bremer Class B Common Stock", and together with the Bremer Class A Common Stock, the "Bremer Common Stock"), outstanding as of January 10, 2025 or issuable or that may be assumed or exchanged in connection with the mergers, collectively equal to 12,000,000, multiplied by (y) the exchange ratio of 4.182 shares of Old National common stock for each share of Bremer Common Stock. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rule 457(f)(2) and Rule 457(f)(3) promulgated thereunder. Bremer is a private company and no market exists for Bremer Common Stock. The proposed maximum aggregate offering price is equal to (a) the product of (x) $126.33, the book value of shares of Bremer Common Stock as of September 30, 2024, and (y) 12,000,000, the estimated maximum number of shares of Bremer Common Stock that may be converted into the securities being registered less (b) $314,640,000, the aggregate amount of cash to be paid by Old National in exchange for the cancellation of such shares of Bremer Common Stock.